RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues
Power purchase and revenue agreements	$ 8	$ 9	$ 52	$ 22
Direct operating costs
Energy marketing fee & other services	(4)	(1)	(5)	(4)
Total related party direct operating costs	(4)	(1)	(5)	(4)
Interest expense
Borrowings	(5)	0	(10)	0
Contract balance accretion	(7)	(6)	(15)	(12)
Total interest expense	(12)	(6)	(25)	(12)
Other
Distribution income	4	0	5	0
Related party services	6	(1)	6	(2)
Management service costs	(55)	(65)	(112)	$ (141)
Brookfield
Interest expense
Borrowings	$ 0	$ (1)	$ 0